Subsidiaries with material non-controlling interest (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	$ 1,274,378	$ 1,068,791	$ 929,522
Cost of sales	(980,254)	(824,973)	(922,572)
Administrative expenses	(83,597)	(81,692)	(84,372)
Sales expenses	(24,088)	(21,733)	(19,365)
Exploration in non-operating areas	(18,262)	(26,589)	(30,610)
Other operating expense, net	(13,589)	18,957	(5,340)
Provision for contingencies	(13,879)	(565)	(395)
Impairment loss of long-lived assets	(21,620)	0	(3,803)
Finance income	5,517	6,830	11,026
Finance costs	(34,623)	(31,580)	(27,572)
Net gain (loss) for exchange difference	2,928	2,638	(13,693)
Profit (loss) before income tax	92,545	(255,237)	(340,549)
Income tax	18,012	53,504	14,763
Net profit (loss)	64,435	(327,814)	(375,545)
Attributable to non-controlling interests	3,612	(4,322)	(58,335)
Dividends paid to non-controlling interests	(6,036)	(7,400)	(10,488)
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	322,653	230,611	171,294
Cost of sales	(254,390)	(234,594)	(204,556)
Administrative expenses	(13,061)	(11,802)	(19,168)
Sales expenses	(10,914)	(10,650)	(9,056)
Exploration in non-operating areas	(1,975)	(1,939)	(2,366)
Other operating expense, net	(2,923)	309	(2,657)
Provision for contingencies	0
Impairment loss of long-lived assets	(13,573)		0
Finance income	179	256	154
Finance costs	(12,017)	(12,554)	(10,096)
Net gain (loss) for exchange difference	310	(270)	(3,847)
Profit (loss) before income tax	14,289	(40,633)	(80,298)
Income tax	(3,903)	7,851	4,109
Net profit (loss)	10,386	(32,782)	(76,189)
Attributable to non-controlling interests	4,246	(13,426)	(34,991)
Dividends paid to non-controlling interests	0	0	0
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	20,739	24,339	32,414
Cost of sales	0	(16)	(54)
Administrative expenses	(90)	(112)	(106)
Sales expenses	0	0	0
Exploration in non-operating areas	0	0	0
Other operating expense, net	(1)	11	0
Provision for contingencies	0
Impairment loss of long-lived assets	0		0
Finance income	7	0	0
Finance costs	(2)	(2)	(4)
Net gain (loss) for exchange difference	(41)	(93)	45
Profit (loss) before income tax	20,612	24,127	32,295
Income tax	(6,044)	(6,761)	(9,186)
Net profit (loss)	14,568	17,366	23,109
Attributable to non-controlling interests	5,827	6,950	9,244
Dividends paid to non-controlling interests	6,036	7,400	10,488
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	165,319	178,922	161,007
Cost of sales	(153,230)	(150,039)	(213,372)
Administrative expenses	(2,814)	(1,980)	(2,251)
Sales expenses	(881)	(938)	(1,207)
Exploration in non-operating areas	(2,871)	(4,619)	(8,954)
Other operating expense, net	(969)	4,237	(687)
Provision for contingencies	(1,370)
Impairment loss of long-lived assets	(21,620)		(3,803)
Finance income	670	87	16
Finance costs	(1,918)	(2,614)	(3,684)
Net gain (loss) for exchange difference	48	65	(1,973)
Profit (loss) before income tax	(19,636)	23,121	(74,908)
Income tax	6,841	(18,256)	5,702
Net profit (loss)	(12,795)	4,865	(69,206)
Attributable to non-controlling interests	(6,006)	2,342	(32,486)
Dividends paid to non-controlling interests	0	0	0
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	0	0
Cost of sales	0	0
Administrative expenses	(92)	(4)
Sales expenses	0	0
Exploration in non-operating areas	(680)	(524)
Other operating expense, net	(744)	0
Provision for contingencies	1
Impairment loss of long-lived assets	0
Finance income	0	0
Finance costs	(1)	0
Net gain (loss) for exchange difference	1	5
Profit (loss) before income tax	(1,515)	(523)
Income tax	0	0
Net profit (loss)	(1,515)	(523)
Attributable to non-controlling interests	(454)	(157)
Dividends paid to non-controlling interests	0	0
Other minor subsidiaries [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	0	0
Cost of sales	0	0
Administrative expenses	(24)	0
Sales expenses	0	0
Exploration in non-operating areas	0	0
Other operating expense, net	0	(410)
Provision for contingencies	0
Impairment loss of long-lived assets	0
Finance income	0	0
Finance costs	0	0
Net gain (loss) for exchange difference	410	0
Profit (loss) before income tax	386	(410)
Income tax	0	0
Net profit (loss)	386	(410)
Attributable to non-controlling interests	(1)	(31)
Dividends paid to non-controlling interests	0	0
Subsidiaries with material non-controlling interests [member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	508,711	433,872	364,715
Cost of sales	(407,620)	(384,649)	(417,982)
Administrative expenses	(16,081)	(13,898)	(21,525)
Sales expenses	(11,795)	(11,588)	(10,263)
Exploration in non-operating areas	(5,526)	(7,082)	(11,320)
Other operating expense, net	(4,637)	4,147	(3,344)
Provision for contingencies	(1,369)
Impairment loss of long-lived assets	(35,193)		(3,803)
Finance income	856	343	170
Finance costs	(13,938)	(15,170)	(13,784)
Net gain (loss) for exchange difference	728	(293)	(5,775)
Profit (loss) before income tax	14,136	5,682	(122,911)
Income tax	(3,106)	(17,166)	625
Net profit (loss)	11,030	(11,484)	(122,286)
Attributable to non-controlling interests	3,612	(4,322)	(58,335)
Dividends paid to non-controlling interests	$ 6,036	$ 7,400	$ 10,488